Finance Receivables And Loans, Net Finance Receivables And Loans, Net (Redefaults) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	6,070	2,450
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	$ 83	$ 51
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	38	15
Consumer Loans Auto Financing Receivable [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	6,038	2,290
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	75	26
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	37	12
Residential Mortgage [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	32	153
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	8	19
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	1	3
Commercial Loan [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	0	7
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	0	6
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
Commercial And Industrial Automobile [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	0	4
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	0	3
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	0	0
Commercial Real Estate [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Financing Receivable, Modifications, Subsequent Default, Number of Contracts	0	3
Financing Receivable, Modifications, Subsequent Default, Recorded Investment	0	3
Financing Receivables, Impaired, Troubled Debt Restructuring, Write-down	$ 0	$ 0